UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-7893
Legg Mason Partners Variable Portfolios V
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31,
Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
LEGG MASON PARTNERS VARIABLE SMALL
CAP GROWTH OPPORTUNITIES PORTFOLIO
FORM N-Q
MARCH 31, 2007

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio
Schedule of Investments (unaudited)
March 31, 2007

Shares	Security	Value

COMMON STOCKS — 97.8%
CONSUMER DISCRETIONARY — 13.8%
Hotels, Restaurants & Leisure — 4.0%
5,014	Ctrip.com International Ltd., ADR	$335,863
27,400	Melco PBL Entertainment (Macau) Ltd., ADR *	442,236
13,900	PF Chang’s China Bistro Inc. *	582,132
10,885	Station Casinos Inc.	942,314

	Total Hotels, Restaurants & Leisure	2,302,545

Leisure Equipment & Products — 0.5%
7,400	Pool Corp.	264,920

Media — 4.7%
18,630	Marvel Entertainment Inc. *	516,982
22,100	R.H. Donnelley Corp. *	1,566,669
38,930	Warner Music Group Corp.	664,146

	Total Media	2,747,797

Specialty Retail — 4.0%
24,200	Coldwater Creek Inc. *	490,776
24,350	Men’s Wearhouse Inc.	1,145,668
39,500	Pier 1 Imports Inc.	272,945
16,200	Urban Outfitters Inc. *	429,462

	Total Specialty Retail	2,338,851

Textiles, Apparel & Luxury Goods — 0.6%
8,600	Liz Claiborne Inc.	368,510

	TOTAL CONSUMER DISCRETIONARY	8,022,623

CONSUMER STAPLES — 3.3%
Food & Staples Retailing — 1.2%
12,000	Casey’s General Stores Inc.	300,120
13,500	United Natural Foods Inc. *	413,640

	Total Food & Staples Retailing	713,760

Personal Products — 2.1%
29,900	Elizabeth Arden Inc. *	652,418
35,300	Nu Skin Enterprises Inc., Class A Shares	583,156

	Total Personal Products	1,235,574

	TOTAL CONSUMER STAPLES	1,949,334

ENERGY — 5.5%
Energy Equipment & Services — 3.8%
8,650	CARBO Ceramics Inc.	402,658
72,700	Input/Output Inc. *	1,001,806
24,500	Key Energy Services Inc. *	400,575
20,500	North American Energy Partners Inc. *	432,345

	Total Energy Equipment & Services	2,237,384

Oil, Gas & Consumable Fuels — 1.7%
7,600	GMX Resources Inc. *	233,548
15,300	OPTI Canada Inc. *	263,825
14,400	Range Resources Corp.	480,960

	Total Oil, Gas & Consumable Fuels	978,333

	TOTAL ENERGY	3,215,717

FINANCIALS — 4.5%
Capital Markets — 0.9%
4,955	Affiliated Managers Group Inc. *	536,874

Commercial Banks — 1.4%
9,450	Cullen/Frost Bankers Inc.	494,518
See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio
Schedule of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Commercial Banks — 1.4% (continued)
8,510	East-West Bancorp Inc.	$312,913

	Total Commercial Banks	807,431

Real Estate Investment Trusts (REITs) — 2.2%
3,969	Alexandria Real Estate Equities Inc.	398,369
13,450	Gramercy Capital Corp.	412,646
6,985	PS Business Parks Inc.	492,582

	Total Real Estate Investment Trusts (REITs)	1,303,597

	TOTAL FINANCIALS	2,647,902

HEALTH CARE — 12.4%
Biotechnology — 6.0%
11,900	Alexion Pharmaceuticals Inc. *	514,556
32,700	Arena Pharmaceuticals Inc. *	355,122
68,400	ARIAD Pharmaceuticals Inc. *	307,116
57,400	BioMarin Pharmaceutical Inc. *	990,724
12,200	Infinity Pharmaceuticals Inc. *	146,888
45,480	Senomyx Inc. *	563,042
38,070	Synta Pharmaceuticals Corp. *	307,225
10,300	Vertex Pharmaceuticals Inc. *	288,812

	Total Biotechnology	3,473,485

Health Care Equipment & Supplies — 1.9%
13,403	Advanced Medical Optics Inc. *	498,592
16,170	DJ Orthopedics Inc. *	612,843

	Total Health Care Equipment & Supplies	1,111,435

Health Care Providers & Services — 3.6%
18,700	Health Net Inc. *	1,006,247
17,200	LifePoint Hospitals Inc. *	657,384
8,600	Manor Care Inc.	467,496

	Total Health Care Providers & Services	2,131,127

Pharmaceuticals — 0.9%
17,760	Endo Pharmaceuticals Holdings Inc. *	522,144

	TOTAL HEALTH CARE	7,238,191

INDUSTRIALS — 14.3%
Aerospace & Defense — 2.2%
67,801	Orbital Sciences Corp. *	1,270,591

Building Products — 1.3%
15,500	NCI Building Systems Inc. *	739,970

Commercial Services & Supplies — 1.6%
27,300	Herman Miller Inc.	914,277

Electrical Equipment — 1.2%
57,800	Solarfun Power Holdings Co., Ltd., ADR *	726,546

Machinery — 5.7%
22,300	AGCO Corp. *	824,431
16,600	Crane Co.	670,972
18,900	IDEX Corp.	961,632
28,900	Mueller Industries Inc.	869,890

	Total Machinery	3,326,925

Trading Companies & Distributors — 2.0%
25,630	MSC Industrial Direct Co. Inc., Class A Shares	1,196,408

Transportation Infrastructure — 0.3%
9,130	Aegean Marine Petroleum Network Inc.	153,749

	TOTAL INDUSTRIALS	8,328,466

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio
Schedule of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

INFORMATION TECHNOLOGY — 32.7%
Communications Equipment — 11.4%
295,060	3Com Corp. *	$1,153,685
59,900	ADC Telecommunications Inc. *	1,002,726
36,783	China Techfaith Wireless Communication Technology Ltd., ADR *	336,564
27,600	Comverse Technology Inc. *	589,260
106,400	ECI Telecom Ltd. *	872,480
262,540	Extreme Networks Inc. *	1,110,544
104,500	Tekelec *	1,558,095

	Total Communications Equipment	6,623,354

Computers & Peripherals — 3.1%
32,020	Avid Technology Inc. *	1,116,858
29,032	Electronics for Imaging Inc. *	680,800

	Total Computers & Peripherals	1,797,658

Electronic Equipment & Instruments — 0.8%
5,300	Mettler-Toledo International Inc. *	474,721

Internet Software & Services — 6.8%
97,600	24/7 Real Media Inc. *	783,728
3,600	Baidu.com Inc., ADR *	347,580
30,100	SINA Corp. *	1,011,661
46,700	Sohu.com Inc. *	1,000,781
114,050	webMethods Inc. *	820,019

	Total Internet Software & Services	3,963,769

IT Services — 1.0%
18,600	Wright Express Corp. *	564,138

Semiconductors & Semiconductor Equipment — 2.1%
46,850	Agere Systems Inc. *	1,059,747
10,500	JA Solar Holdings Co. Ltd., ADR *	189,945

	Total Semiconductors & Semiconductor Equipment	1,249,692

Software — 7.5%
32,700	Blackboard Inc. *	1,099,701
40,000	Corel Corp. *	514,000
129,750	Lawson Software Inc. *	1,049,678
15,300	Sourcefire Inc. *	269,739
15,000	Take-Two Interactive Software Inc. *	302,100
85,679	TIBCO Software Inc. *	729,985
13,560	Verint Systems Inc. *	435,954

	Total Software	4,401,157

	TOTAL INFORMATION TECHNOLOGY	19,074,489

MATERIALS — 3.8%
Chemicals — 1.8%
9,310	Minerals Technologies Inc.	578,710
16,880	Valspar Corp.	469,770

	Total Chemicals	1,048,480

Metals & Mining — 2.0%
34,060	Compass Minerals International Inc.	1,137,604

	TOTAL MATERIALS	2,186,084

TELECOMMUNICATION SERVICES — 4.7%
Diversified Telecommunication Services — 0.7%
27,770	Citizens Communications Co.	415,162

Wireless Telecommunication Services — 4.0%
33,941	American Tower Corp., Class A Shares *	1,322,002
8,801	Crown Castle International Corp. *	282,776
See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio
Schedule of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

Wireless Telecommunication Services — 4.0% (continued)
80,700	Dobson Communications Corp., Class A Shares *	$693,213

	Total Wireless Telecommunication Services	2,297,991

	TOTAL TELECOMMUNICATION SERVICES	2,713,153

UTILITIES — 2.8%
Electric Utilities — 2.3%
31,400	ITC Holdings Corp.	1,359,306

Independent Power Producers & Energy Traders — 0.5%
6,600	Ormat Technologies Inc.	276,936

	TOTAL UTILITIES	1,636,242

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT	57,012,201

	(Cost — $48,430,343)

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 2.7%
Repurchase Agreement — 2.7%
$1,582,000	Interest in $50,000,000 joint tri-party repurchase agreement dated 3/30/07 with Deutche Bank Securities Inc., 5.340% due 4/2/07; Proceeds at maturity — $1,582,704; (Fully collateralized by various U.S. government agency obligations, 4.000% to 7.000% due 4/1/12 to 1/1/37; Market value - $1,613,640) (Cost — $1,582,000)	$1,582,000

	TOTAL INVESTMENTS — 100.5% (Cost — $50,012,343#)	58,594,201
	Liabilities in Excess of Other Assets — (0.5)%	(272,314)

	TOTAL NET ASSETS — 100.0%	$58,321,887

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (the “Fund”) was a separate diversified series of Legg Mason Partners Variable Portfolios V (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.
Effective as of the close of business, April 27, 2007, the Fund’s assets were acquired, and its liabilities assumed by the Legg Mason Partners Variable Equity Trust — Legg Mason Partners Variable Small Cap Growth Portfolio (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund was liquidated and shares of the Acquiring Fund were distributed to Fund shareholders.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,896,091
Gross unrealized depreciation	(1,314,233)

Net unrealized appreciation	$8,581,858

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Portfolios V

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: May 29, 2007